Note 6 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2025 USD ($)
2026	$ 12,680,000
2027	21,990,000
2028	15,525,000
2029	7,300,000
2030	28,400,000
Thereafter	16,250,000
Total	$ 102,145,000